Intangible Assets, Net (Details) - Schedule of intangible assets stated at cost less accumulated amortization - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of intangible assets stated at cost less accumulated amortization [Abstract]
Copyrights of course videos	$ 5,326,829	$ 5,205,025
Less: accumulated amortization	1,731,852	911,212
Intangible assets, net	$ 3,594,977	$ 4,293,813